Derivative Warrants Liability - Schedule of Outstanding Warrants and Terms (Details) - $ / shares		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Outstanding		2,477,500		4,730,906
Exercisable		2,477,500
Series (2015) [Member]
Outstanding		1,502,500		1,502,500
Exercise Price		$ 0.5
Exercisable		1,502,500
Exercisable Through		April 2021
Series (2016) [Member]
Outstanding		375,000		2,628,406
Exercise Price		$ 0.5
Exercisable		375,000
Exercisable Through		March 2022
Series (2018) [Member]
Outstanding		600,000		600,000
Exercise Price		$ 0.125
Exercisable		600,000
Exercisable Through		November 2021
First Warrant [Member]
Outstanding			[1]
Exercise Price	[1]
Exercisable
Exercisable Through	[2]	0		0

[1]	The number of First Warrant instruments has not been determined as the First Warrant provides the Lenders with 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the Company's proposed public offering, or, in the event the Loan Amount are converted into ordinary shares, the warrant exercise price will be equal to the applicable closing bid price of the Company's shares at the time of the conversion of the Loan Amount. However, based on the share price of the Company as of December 31, 2019, the number of the First Warrant would have been 20,896,789 shares.
[2]	The exercise period is three years from the date of the determination of the exercise price.